Exploration and Evaluation Interests - Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	$ 18,662	$ 62,414
Change of estimate to closure and reclamation	(587)	24,644
Additions		35,717
Write-down		(108)
Reclassified to mineral property plant and equipment on transition to development stage		(104,005)
Disposals	(1,312)
Exploration and evaluation assets at end of period	16,763	18,662
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period		44,822
Change of estimate to closure and reclamation		23,574
Additions		35,717
Write-down		(108)
Reclassified to mineral property plant and equipment on transition to development stage		(104,005)
Snip
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	2,539	1,469
Change of estimate to closure and reclamation	(587)	1,070
Exploration and evaluation assets at end of period	1,952	2,539
Other Properties
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	16,123	16,123
Disposals	(1,312)
Exploration and evaluation assets at end of period	$ 14,811	$ 16,123